DISCONTINUED OPERATIONS - Financial results of discontinued operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
DISCONTINUED OPERATIONS
Loss from operations of discontinued operations, net of income taxes			¥ (400,796)	¥ (359,376)
Gain on deconsolidation of subsidiaries, net of nil income taxes			4,475,539
(Loss) income from discontinued operations			4,074,743	(359,376)
Discontinued operations | DayOne data center limited
DISCONTINUED OPERATIONS
Net revenue			1,262,063	175,737
Cost of revenue			(859,254)	(194,570)
Operating expenses			(400,336)	(233,249)
(Loss) income from operations			2,473	(252,082)
Net interest expenses			(280,652)	(107,286)
Other income (expenses)			(65,493)	792
Loss from operations of discontinued operations before income taxes	¥ 2,442,205	$ 343,959	(343,672)	(358,576)
Income tax expenses			(57,124)	(800)
Loss from operations of discontinued operations, net of income taxes			(400,796)	(359,376)
Gain on deconsolidation of subsidiaries, net of nil income taxes			4,475,539
(Loss) income from discontinued operations			¥ 4,074,743	¥ (359,376)